ORGANIZATION AND OPERATIONS	3 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
ORGANIZATION AND OPERATIONS

1. ORGANIZATION AND OPERATIONS

Merger

On January 9, 2013, Be Active Holdings, Inc. f/k/a  Superlight, Inc. (“Holdings”), a previous substantially inactive publicly traded corporation, Be Active Acquisition Corp., Holdings’ newly formed, wholly-owned Delaware subsidiary (“Acquisition Sub”) and Be Active Brands, Inc. (“Brands”), an entity incorporated in Delaware on March 10, 2009 and based in New York, entered into an Agreement of Merger and Plan of Reorganization (the “Merger Agreement”). Upon closing of the transaction under the Merger Agreement (the “Merger”), Acquisition Sub merged with and into Brands, with Brands as the surviving corporation, which became a wholly-owned subsidiary of Holdings. At the closing of the Merger, an aggregate of 1,000 shares of Brands’ Class A common stock and 299.6 shares of Class B common stock, issued and outstanding immediately prior to the closing of the Merger were converted into an aggregate 29,502,750  shares of the Holdings’ common stock,  $0.0001 par value, per share. Under the terms of the Merger Agreement, holders of the Class A and Class B common stock of Brands were treated equally as it relates to consideration paid in connection with the Merger.

Immediately following the closing of the Merger, under the terms of an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations, Holdings transferred all of its pre-Merger assets and liabilities to another wholly-owned subsidiary, Superlight Holdings, Inc., a Delaware corporation (“SplitCo”).  Thereafter, pursuant to a Stock Purchase Agreement, Holdings transferred all of the outstanding capital stock of SplitCo to a former officer and director of Holdings in exchange for the cancellation of an aggregate of 90,304,397 shares of  Holdings’ common stock held by such person (the “Split-Off”), which left 20,851,336 shares of Holdings’ common stock held by persons who were stockholders of Holdings prior to the Merger and which constitute  Holdings’ “public float” prior to the Merger that will continue to represent the shares of the Company’s common stock eligible for resale without further registration by the holders thereof, until such time as the applicability of Rule 144 or other exemption from registration under the Securities Act of 1933, as amended (the “Securities Act”) or the effectiveness of a further registration statement under the Securities Act, permits additional sales of issued shares.

The Merger is being accounted for as a reverse-merger and recapitalization with Brands as the acquirer for financial reporting purposes and Holdings as the acquired company.  Consequently, the assets and liabilities and the operations that are reflected in the historical financial statements prior to the Merger are those of Brands and are recorded at the historical cost basis of Brands and the consolidated financial statements after completion of the Merger include the assets and liabilities of Holdings and Brands, and the historical operations of Holdings and Brands from the closing date of the Merger. The stockholders’ equity section has been retroactively restated for all periods presented to reflect the accounting effect of the reverse merger transaction on the basis of the 22,701:1 exchange ratio on the Merger date.  All references to “we” or the “Company” in these financial statements refer to operations and capital transactions of Brands for all periods prior to the Merger.

The Company sells frozen yogurt and fudge bars and offers ice creams in various flavors to retailers with stores in New York, New Jersey, Connecticut, Massachusetts, Rhode Island, Maine, Pennsylvania, Ohio and Florida.  The Company intends to expand its regional growth to a national level and global presence in sales of premium quality low-fact, low calorie, low-carbohydrate, vitamin and probiotic enriched frozen yogurt and products under the brand name “Jala”.